Consolidated Statements of Shareholders' Equity (USD $)		Total	Xerox Shareholders' Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCL [Member]	Noncontrolling Interest [Member]
Total Equity Beginning Balance at Dec. 31, 2009		$ 7,191,000,000
Noncontrolling Interest Beginning Balance at Dec. 31, 2009									141,000,000
Beginning Balance at Dec. 31, 2009			7,050,000,000	871,000,000	2,493,000,000	0	5,674,000,000	(1,988,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		606,000,000	606,000,000	0	0	0	606,000,000	0
Comprehensive income, attributable to noncontrolling interest		31,000,000							31,000,000
Comprehensive income, including portion attributable to noncontrolling interest		637,000,000
ACS acquisition		4,315,000,000	4,315,000,000	490,000,000	3,825,000,000	0	0	0	0
Cash dividends declared-common stock	[1]	(243,000,000)	(243,000,000)	0	0	0	(243,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(21,000,000)	(21,000,000)	0	0	0	(21,000,000)	0	0
Stock option and incentive plans, net		299,000,000	299,000,000	37,000,000	262,000,000	0	0	0	0
Distributions to noncontrolling interests		(19,000,000)	0	0	0	0	0	0	(19,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2010		12,159,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2010									153,000,000
Ending Balance at Dec. 31, 2010			12,006,000,000	1,398,000,000	6,580,000,000	0	6,016,000,000	(1,988,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		567,000,000	567,000,000	0	0	0	1,295,000,000	(728,000,000)
Comprehensive income, attributable to noncontrolling interest		32,000,000							32,000,000
Comprehensive income, including portion attributable to noncontrolling interest		599,000,000
Cash dividends declared-common stock	[1]	(241,000,000)	(241,000,000)	0	0	0	(241,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(24,000,000)	(24,000,000)	0	0	0	(24,000,000)	0	0
Contribution of common stock to U.S. pension plan		130,000,000	130,000,000	17,000,000	113,000,000	0	0	0	0
Stock option and incentive plans, net		139,000,000	139,000,000	11,000,000	128,000,000	0	0	0	0
Payments to acquire treasury stock, including fees		(701,000,000)	(701,000,000)	0	0	(701,000,000)	0	0	0
Cancellation of treasury stock		0	0	(73,000,000)	(504,000,000)	577,000,000	0	0	0
Distributions to noncontrolling interests		(36,000,000)	0	0	0	0	0	0	(36,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2011		12,025,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2011		149,000,000							149,000,000
Ending Balance at Dec. 31, 2011		11,876,000,000	11,876,000,000	1,353,000,000	6,317,000,000	(124,000,000)	7,046,000,000	(2,716,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		684,000,000	684,000,000	0	0	0	1,195,000,000	(511,000,000)
Comprehensive income, attributable to noncontrolling interest		28,000,000							28,000,000
Comprehensive income, including portion attributable to noncontrolling interest		712,000,000
Cash dividends declared-common stock	[1]	(226,000,000)	(226,000,000)	0	0	0	(226,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(24,000,000)	(24,000,000)	0	0	0	(24,000,000)	0	0
Contribution of common stock to U.S. pension plan		130,000,000	130,000,000	15,000,000	115,000,000	0	0	0	0
Stock option and incentive plans, net		133,000,000	133,000,000	18,000,000	115,000,000	0	0	0	0
Payments to acquire treasury stock, including fees		(1,052,000,000)	(1,052,000,000)	0	0	(1,052,000,000)	0	0	0
Cancellation of treasury stock		0	0	(147,000,000)	(925,000,000)	1,072,000,000	0	0	0
Distributions to noncontrolling interests		(34,000,000)	0	0	0	0	0	0	(34,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2012		11,664,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2012		143,000,000							143,000,000
Ending Balance at Dec. 31, 2012		$ 11,521,000,000	$ 11,521,000,000	$ 1,239,000,000	$ 5,622,000,000	$ (104,000,000)	$ 7,991,000,000	$ (3,227,000,000)

[1]	(1)Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2012, 2011 and 2010.
[2]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.